Other current liabilities - Breakdown for Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Abstract]
Due to employees	€ 44,705	€ 51,847
VAT and other taxes	15,102	28,609
Accrued expenses	23,162	15,319
Social security institutions	11,660	8,683
Deferred income	7,650	3,591
Other current liabilities	16,549	16,307
Total other current liabilities	€ 118,828	€ 124,356